Fees and Expenses	May 31, 2026
Amana Equity Income ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Shareholder Fees Caption [Optional Text]	Shareowner Fees
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fees	0.76%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.76%
(1)
Pursuant to a Rule 12b-1 Distribution and Service Plan (the “Plan”), the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(2)	Based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other funds. The example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect any brokerage commissions that an investor may pay on purchases and sales of Fund shares. Although actual costs may be higher or lower, based on these assumptions, whether an investor does or does not redeem the shares, an investor’s expenses would be:

Expense Example by, Year, Caption [Text]	One Year
Expense Example, With Redemption [Table]
One Year	Three Years
$78	$243

Expense Example, No Redemption, By Year, Caption [Text]	Three Years
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations prior to the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Amana Growth ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Shareholder Fees Caption [Optional Text]	Shareowner Fees
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.61%
(1)
Pursuant to a Rule 12b-1 Distribution and Service Plan (the “Plan”), the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(2)	Based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other funds. The example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect any brokerage commissions that an investor may pay on purchases and sales of Fund shares. Although actual costs may be higher or lower, based on these assumptions, whether an investor does or does not redeem the shares, an investor’s expenses would be:

Expense Example by, Year, Caption [Text]	One Year
Expense Example, With Redemption [Table]
One Year	Three Years
$62	$195

Expense Example, No Redemption, By Year, Caption [Text]	Three Years
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations prior to the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Amana Developing World ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Shareholder Fees Caption [Optional Text]	Shareowner Fees
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fees	0.91%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.91%
(1)
Pursuant to a Rule 12b-1 Distribution and Service Plan (the “Plan”), the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(2)	Based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other funds. The example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect any brokerage commissions that an investor may pay on purchases and sales of Fund shares. Although actual costs may be higher or lower, based on these assumptions, whether an investor does or does not redeem the shares, an investor’s expenses would be:

Expense Example by, Year, Caption [Text]	One Year
Expense Example, With Redemption [Table]
One Year	Three Years
$93	$290

Expense Example, No Redemption, By Year, Caption [Text]	Three Years
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations prior to the date of this Prospectus, it does not have a portfolio turnover rate to provide.